CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0